Labor obligations - Sensitivity analysis (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Average duration period of the benefit obligation	14 years 18 days	14 years 3 months 3 days	14 years 4 months 24 days
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase in benefit obligation	$ 19,428
Decrease in benefit obligation	$ 17,231
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase in benefit obligation	$ 20,353
Decrease in benefit obligation	$ 15,894